Summary of Significant Accounting Policies - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 3,691,853
Additions	3,186,431
Initial recognition of conversion feature		$ 1,885,863
Reclassified to equity upon conversion	(1,777,540)
Change in fair value of conversion feature	(3,053,071)	1,805,990
Ending balance	$ 2,047,673	$ 3,691,853